Derivative liability - Additional Information (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Derivative liability
Number Of Shares Issued As Result Of Warrants Exercised | shares	646,300
Warrants Outstanding Exercise Price | $ / shares	$ 4.25